Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Average gross impaired loans	$ 2,115	$ 2,248
Average impaired loans, net of the specific allowance	1,706	1,838
Interest income on impaired loans	67	75	$ 74
Net gain of sale of impaired and written-off loans	4	28	5
Allowances for credit losses	1,870	1,996	2,114
Impaired loans	383,991	358,507
Carrying value of renegotiated loans	1,129	1,064
Renegotiated loans classified as performing	541	509
Renegotiated loans written off	53	36
Real estate properties held for sale	58	55
Impairment loss on real estate properties classified as held for sale	10	10	$ 18
Allowance for credit losses related to loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,639
Allowance for credit losses related to other credit instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	231
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Impaired loans	1,566	1,827
Allowance on Individually identified impaired loans	370
Gross impaired loans	1,936
Loans past due but not classified as impaired	1,566	1,827
Real estate properties held for sale received on foreclosed impaired loan	117	62
Financial assets past due but not impaired [member] | 3-6 month [member]
Disclosure of detailed information about financial instruments [line items]
Loans past due but not classified as impaired	49	$ 62
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,473
Modelled allowance account for credit losses of financial assets based on assumptions	1,250
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,473
Modelled allowance account for credit losses of financial assets based on assumptions	2,650
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	1,473
Modelled allowance account for credit losses of financial assets based on assumptions	$ 1,000
Expected credit loss period	12 months